Note 19 - Equity Incentive Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2016	Apr. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	153,443
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 44.49
Deferred Compensation Liability, Current and Noncurrent, Total	$ 1,742,000	$ 1,786,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 14.92	$ 13.43	$ 14.41
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 1,477,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	2 years 8 months 12 days
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	131,148
Share-based Compensation Arrangement by Share-based Payment Award, Instruments Other Than Options, Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 42.80
Stock Appreciation Rights (SARs) [Member] | Other Liabilities [Member]
Deferred Compensation Liability, Current and Noncurrent, Total	$ 2,303,000	$ 1,587,000
Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Intrinsic Value of Awards Exercised During Period	$ 463,000	$ 369,000	$ 200,000
The 2009 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	12,436
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 33.99
The 2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	141,007
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 45.41
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	430,271
The 2016 Equity Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	131,148
Share-based Compensation Arrangement by Share-based Payment Award, Instruments Other Than Options, Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 42.80